Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Income Taxes [Line Items]
Taxation charge/(credit)	$ 21,941	$ 9,199	$ (5,433)
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	785	$ 10	$ (16)
Current tax charge from EU SC levy	528
Share of income from equity accounted investments related to EU SC levy	$ 940
Weighted average of statutory tax rates	36.00%	39.00%	29.00%
Deferred tax asset	$ 7,815	$ 12,426
Planning horizon	10 years
Deferred tax assets dependent on future taxable profits	$ 4,202	10,195
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	5,521	5,680
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	32,491	37,410
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	28,199	31,349
Marketing
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	382	854
Nigeria
Disclosure Of Income Taxes [Line Items]
Taxation charge/(credit)	543	628
Brazil, Malaysia and Australia
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 303	$ 711
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised				$ 43,832	$ 42,511